Equity - Financial Position Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Revenues	€ 39,277	€ 43,076	€ 48,422
Depreciation and amortization	(8,397)	(9,359)	(10,582)
Operating income	13,586	4,139	4,537
Fixed Assets	22,725	23,769	32,228
Total allocated assets	109,213	105,051
Colombia Telecomunicaciones S.A. E.S.P.
Entity Information [Line Items]
Revenues	1,312	1,249	1,410
OIBDA	413	438	558
Depreciation and amortization	(314)	(325)	(386)
Operating income	99	113	172
Capital Expenditure	151	156	309
Fixed Assets	1,264	1,530	1,904
Total allocated assets	2,725	2,864	3,296
Total allocated liabilities	1,878	2,049	1,825
Telxius Telecom, S.A.
Entity Information [Line Items]
Revenues	587	826	842
OIBDA	6,332	520	504
Depreciation and amortization	(72)	(269)	(249)
Operating income	6,260	251	255
Capital Expenditure	91	348	284
Fixed Assets	475	452	1,145
Total allocated assets	2,083	2,840	2,184
Total allocated liabilities	€ 1,225	€ 2,785	€ 2,250